ACQUISITION OF M2M BUSINESS OF SAGEMCOM Schedule of Pro-Forma Information (Details) (M2M Business of Sagemcom [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
M2M Business of Sagemcom [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 423,653	$ 385,049
Loss from operations	(21,462)	(48,406)
Net loss	$ (3,458)	$ (44,806)
Basic and diluted loss per share (in dollars)	$ (0.11)	$ (1.43)